Average Annual Total Returns		12 Months Ended	60 Months Ended	109 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	13.58%	[1]
Performance Inception Date				Nov. 30, 2015
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.39%	[1]
Performance Inception Date				Nov. 30, 2015
S&P Target Date To 2060 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.63%	9.04%	9.47%	[1]
Performance Inception Date				Nov. 30, 2015
Class R5 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.09%	10.30%	9.42%	[1]
Performance Inception Date				Nov. 30, 2015
Class R4 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[3]	15.92%	10.15%	9.26%	[1]
Performance Inception Date				Nov. 30, 2015
Class R3 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[4]	15.66%	9.87%	8.99%	[1]
Performance Inception Date				Nov. 30, 2015
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.19%	8.72%	8.39%	[1]
Performance Inception Date				Nov. 30, 2015
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.90%	7.27%	6.88%	[1]
Performance Inception Date				Nov. 30, 2015
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.58%	6.43%	6.23%	[1]
Performance Inception Date				Nov. 30, 2015
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.90%	9.18%	8.39%	[1]
Performance Inception Date				Nov. 30, 2015
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	9.61%	8.76%	[1]
Performance Inception Date				Nov. 30, 2015
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.11%	10.29%	9.38%	[1]
Performance Inception Date				Nov. 30, 2015
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[5]	16.21%	10.39%	9.46%	[1]
Performance Inception Date				Nov. 30, 2015

[1]	Since inception November 30, 2015
[2]	Performance for class R5 shares prior to their inception (1/4/21) is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to R6 shares prior to the inception of class R5 shares); had it been adjusted, returns would have been higher.
[3]	Performance for class R4 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares).
[4]	Performance for class R3 shares prior to their inception (1/4/21) is derived from the historical performance of class Y shares, adjusted for the higher 12b‑1 fees and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares).
[5]	Performance for class R6 shares prior to their inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it been adjusted, returns would have been higher.